Other Balance Sheet Accounts (Tables)	12 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Cash and bank deposits	$823,985	$565,030
Amounts due from third-party credit card processors	7,076	9,904
U.S. treasury securities	5,599	6,996
Corporate debt securities	27,365	7,560
Agency securities	8,749	8,084
Commercial paper	167,248	67,327
Money market funds	439,947	593,696
Certificates of deposit and time deposits	—	9,844
Total cash and cash equivalents	$1,479,969	$1,268,441

Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Prepaid expenses	$31,527	$23,588
Accrued interest income on short-term investments	3,329	3,072
Other receivables	11,305	1,977
Other current assets	569	1,599
Total prepaid expenses and other current assets	$46,730	$30,236

Schedule of other non-current assets
Other non-current assets consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Marketable equity securities	$100,187	$58,932
Non-marketable equity securities	3,750	3,000
Security deposits	4,873	5,010
Restricted cash	9,174	7,078
Other	6,790	2,702
Total other non-current assets	$124,774	$76,722

Schedule of trade and other payables
Trade and other payables consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Trade payables	$30,738	$24,993
Accrued expenses	76,358	53,802
Accrued compensation and employee benefits	72,627	54,507
Sales and indirect taxes	9,009	9,158
Customer deposits	7,897	7,943
Other payables	5,941	7,471
Operating lease payable	—	1,613
Total trade and other payables	$202,570	$159,487

Schedule of current provisions	Current provisions consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Employee benefits	$14,291	$8,983

Schedule of non-current provisions
Non-current provisions consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Employee benefits	$6,036	$3,323
Dilapidation provision	3,457	2,759
Total non-current provisions	$9,493	$6,082

Schedule of other non-current liabilities	Other non-current liabilities consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Deferred rent	—	33,845
Other	2,173	418
Total other non-current liabilities	$2,173	$34,263